UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of registrant as specified in charter)

David D. Basten, President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(Name and address of agent for service)

Registrant’s telephone number, including area code: (434) 846-1361

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, NW

Washington, DC 20006

Date of fiscal year end: January 31

Date of reporting period: October 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Yorktown Growth Fund

Schedule of Investments

October 31, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.01%

Consumer Discretionary — 17.08%
Amazon.com, Inc. *	370	$408,954
ASOS PLC *	4,000	302,694
Autoliv, Inc.	2,500	312,150
AutoZone, Inc. *	420	247,590
Bojangles’, Inc. *	24,500	300,125
Christian Dior SE	1,000	343,371
Gentex Corp.	18,000	349,380
Hermes International SA	625	324,404
KB Home	8,400	230,412
LCI Industries	2,680	331,784
Lear Corp.	2,000	351,180
Liberty Broadband Corp., Class A *	3,700	318,977
Liberty Broadband Corp., Class C *	3,600	314,244
Liberty Expedia Holdings, Inc., Class A *	5,000	230,500
Liberty Interactive Corp. *	5,600	318,976
Liberty SiriusXM Group, Class A *	7,200	300,312
Lions Gate Entertainment Corp., Class B *	10,000	276,600
LKQ Corp. *	7,600	286,444
Lowe’s Cos., Inc.	3,600	287,820
LVMH Moet Hennessy Louis Vuitton SE ADR	6,200	369,954
Naspers Ltd. ADR	6,700	330,645
Nexstar Media Group, Inc.	5,886	375,527
NIKE, Inc., Class B	4,900	269,451
Nitori Holdings Co., Ltd.	2,300	332,892
NVR, Inc. *	110	360,951
Panasonic Corp. ADR	22,500	348,075
RELX NV ADR	16,918	382,347
SEB SA	1,400	260,951
Sekisui Chemical Co., Ltd.	16,000	320,310
Thor Industries, Inc.	3,000	408,660
Toll Brothers, Inc.	8,000	368,320
Ulta Beauty, Inc. *	1,000	201,790
Valeo SA ADR	11,400	386,688
Winnebago Industries, Inc.	7,200	353,880
Yue Yuen Industrial Holdings Ltd. ADR	14,500	272,600

		11,178,958

Consumer Staples — 4.09%
Cia Cervecerias Unidas SA ADR	13,000	370,240
Constellation Brands, Inc., Class A	1,700	372,453
Fomento Economico Mexicano SAB de CV ADR	1,600	140,400
Henkel AG & Co. KGaA	2,500	315,121
L’Oreal SA ADR	7,000	311,605
Nestle SA ADR	2,900	244,267
Omega Protein Corp.	13,500	295,650
Pernod Ricard SA ADR	11,000	328,790
Shiseido Co., Ltd. ADR	7,200	297,936

		2,676,462

Energy — 1.35%
Phillips 66	3,200	291,456
Saras SpA	91,000	242,978
Transportadora de Gas del Sur S.A. ADR *	16,500	350,130

		884,564

Financials — 12.46%
AIA Group Ltd. ADR	10,000	302,850
Aon PLC	2,300	329,889
Aspen Insurance Holdings Ltd.	4,800	205,920
Axis Capital Holdings Ltd.	5,000	271,950
Banco Macro S.A. ADR	3,400	428,128
Bank of Communications Co., Ltd.	375,000	282,642
Berkshire Hathaway, Inc., Class A *	1	280,470
Brookfield Asset Management, Inc.	9,000	377,460
Chubb Ltd.	2,500	377,050
CNO Financial Group, Inc.	10,000	239,700
Cresud S.A. ADR *	17,131	371,400
Essent Group Ltd. *	7,800	332,436
Evercore Partners, Inc., Class A	3,500	280,350
Fairfax Financial Holdings Ltd.	347	182,997
Grupo Financiero Galicia S.A. ADR	7,700	422,730
Hanover Insurance Group, Inc.	3,000	295,140
Itau CorpBanca ADR	20,000	275,600
LPL Financial Holdings, Inc.	6,500	322,465
Markel Corp. *	300	325,290
Moody’s Corp.	2,500	356,025
Noah Holdings Ltd. ADR *	9,500	372,590
Ping An Insurance (Group) Co. of China Limited ADR	23,000	408,227
Piper Jaffray Cos.	4,300	314,330
Sampo Oyj ADR	10,600	277,254
Tokio Marine Holdings, Inc.	5,800	247,682
Washington Federal, Inc.	7,800	271,440

		8,152,015

Health Care — 9.65%
BioMerieux	4,200	329,483
Cantel Medical Corp.	3,100	304,048
Celgene Corp. *	2,100	212,037
Centene Corp. *	3,500	327,845
Chemed Corp.	1,700	379,831
China Medical System Holdings Ltd.	120,000	221,807
Danaher Corp.	3,100	286,037
Dentsply Sirona, Inc.	5,079	310,174
Emergent BioSolutions, Inc. *	8,600	352,514
Essilor International SA ADR	4,200	266,280
Fresenius Medical Care AG & Co. KGaA ADR	6,800	328,984
Genmab A/S *	1,400	282,726
Hill-Rom Holdings, Inc.	2,300	185,633
ICON PLC *	3,100	368,466
Medidata Solutions, Inc. *	4,600	346,058
Neogen Corp. *	3,700	296,740
Regeneron Pharmaceuticals, Inc. *	700	281,834
Roche Holding AG ADR	6,000	173,490
Sinopharm Group Co., Ltd.	60,500	270,651
STERIS PLC	4,500	419,985
Waters Corp. *	1,900	372,495

		6,317,118

Industrials — 18.04%
A.O. Smith Corp.	5,300	313,760
Aircastle Ltd.	14,000	325,640
Allegion PLC	3,700	308,543
American Woodmark Corp. *	3,200	309,120
Assa Abloy AB ADR	27,300	286,923
Cintas Corp.	2,300	342,792
Copart, Inc. *	9,400	341,126
Fujitec Co., Ltd. ADR	17,500	257,600
GEA Group AG ADR	6,700	325,218
Graco, Inc.	3,000	395,370
Hexcel Corp.	5,900	358,071

IDEX Corp.	3,300	423,093
IMCD Group NV	4,500	283,085
Jardine Matheson Holdings Ltd. ADR	5,500	353,760
KAR Auction Services, Inc.	6,100	288,713
Kingspan Group PLC ADR	9,000	387,000
KION Group AG	4,400	352,195
Makita Corp. ADR	7,000	294,882
Masco Corp.	9,200	366,344
NN, Inc.	6,700	197,985
PACCAR, Inc.	4,200	301,266
Quanex Building Products Corp.	14,000	307,300
Robert Half International, Inc.	6,200	320,974
Rockwell Collins, Inc.	2,400	325,440
Secom Co., Ltd. ADR	16,000	305,120
Sensata Technologies Holding NV *	6,500	317,915
SGS SA ADR	11,300	278,545
SMC Corp.	1,000	380,332
Teledyne Technologies, Inc. *	2,000	339,920
Toro Co./The	4,800	301,680
Universal Forest Products, Inc.	3,600	406,440
US Ecology, Inc.	6,500	309,075
Viad Corp.	5,600	325,080
Waste Connections, Inc.	6,000	424,020
Wolters Kluwer NV ADR	7,500	367,125
Woodward, Inc.	3,700	286,121

		11,807,573

Information Technology — 25.66%
Accenture PLC, Class A	2,500	355,900
Adobe Systems, Inc. *	2,000	350,320
Akamai Technologies, Inc. *	6,200	323,950
Alphabet, Inc., Class A *	250	258,260
Alphabet, Inc., Class C *	250	254,160
Amadeus IT Group S.A. ADR	6,100	414,739
Amdocs Ltd.	5,000	325,500
Apple, Inc.	1,900	321,176
Automatic Data Processing, Inc.	3,500	406,910
Blackbaud, Inc.	2,900	293,770
Cadence Design Systems, Inc. *	9,900	427,284
CDK Global, Inc.	5,500	349,580
CDW Corp.	5,200	364,000
CommerceHub, Inc., Class A *	15,463	345,289
CommerceHub, Inc., Class C *	17,927	382,383
Convergys Corp.	12,000	308,760
CoreLogic, Inc. *	7,000	328,300
Criteo S.A. ADR *	7,000	292,390
Electronic Arts, Inc. *	2,500	299,000
Ellie Mae, Inc. *	3,500	314,825
Facebook, Inc., Class A *	1,800	324,108
FactSet Research Systems, Inc.	2,000	379,740
Fidelity National Information Services, Inc.	4,000	371,040
Gartner, Inc. *	3,000	375,930
Genpact Ltd.	12,000	365,400
Harris Corp.	2,400	334,368
Hexagon AB	7,450	382,053
Integrated Device Technology, Inc. *	11,500	357,305
Intel Corp.	8,400	382,116
Intuit, Inc.	2,300	347,346
Littelfuse, Inc.	3,100	647,900
Logitech International S.A.	5,200	186,316
MAXIMUS, Inc.	4,600	305,578
Murata Manufacturing Co., Ltd. ADR	9,000	328,500
Nintendo Co., Ltd. ADR	8,000	389,200

Open Text Corp.	7,700	269,346
Oracle Corp.	6,200	315,580
Palo Alto Networks, Inc. *	1,600	235,520
PTC, Inc. *	6,500	431,925
SAP SE ADR	3,400	388,280
Silicon Motion Technology Corp. ADR	7,300	353,466
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	10,000	423,300
Take-Two Interactive Software, Inc. *	3,200	354,080
Tencent Holdings Ltd. ADR	5,500	247,775
Tokyo Electron Ltd. ADR	11,000	521,403
Ultimate Software Group, Inc./The *	1,500	303,885
Universal Display Corp.	2,800	410,200
Vantiv, Inc., Class A *	4,900	343,000

		16,791,156

Materials — 6.43%
Agrium, Inc.	2,500	272,300
Braskem S.A. ADR	15,400	492,338
FMC Corp.	3,500	325,010
Givaudan SA ADR *	7,100	317,562
Glencore PLC ADR	34,000	326,230
Graphic Packaging Holding Co.	22,000	340,780
Hitachi Metals Ltd.	15,500	199,323
NewMarket Corp.	600	240,234
Novozymes A/S ADR	5,700	315,210
PPG Industries, Inc.	2,600	302,224
Steel Dynamics, Inc.	7,500	279,075
Stora Enso Oyj	28,000	437,640
Symrise AG ADR	18,500	361,841

		4,209,767

Real Estate — 0.49%
Henderson Land Development Co., Ltd. ADR *	49,912	322,931

Telecommunication Services — 1.79%
Chunghwa Telecom Co., Ltd. ADR	8,500	289,170
KDDI Corp.	12,000	319,184
Telecom Argentina S.A. ADR *	9,600	313,056
T-Mobile US, Inc. *	4,200	251,034

		1,172,444

Utilities — 0.97%
Enel Americas S.A. ADR	21,000	222,600
Ormat Technologies, Inc.	6,300	409,059

		631,659

Total Common Stocks (Cost $38,688,792)		64,144,647

Rights — 0.00%

Consumer Discretionary — 0.00%
Media General, Inc., Expiring 1/19/18 (a)	13,500	135

Total Rights – 0.00% (Cost $-)		135

Total Investments – 98.01% (Cost $38,688,792)		64,144,782

Other Assets in Excess of Liabilities – 1.99%		1,303,818

NET ASSETS – 100.00%		$65,448,600

*	Non-income producing security.
(a)	Security has been deemed illiquid.

ADR — American Depositary Receipt

Yorktown Capital Income Fund

Schedule of Investments

October 31, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 88.02%

Consumer Discretionary — 6.75%
Carnival Corp.	4,500	$298,755
Coach, Inc.	7,000	286,650
Darden Restaurants, Inc.	3,600	296,172
Entercom Communications Corp., Class A	27,000	298,350
Garmin Ltd.	5,600	317,016
Las Vegas Sands Corp.	4,400	278,872
M.D.C. Holdings, Inc.	8,610	318,914
Nissan Motor Co. Ltd. ADR	6,500	126,360
Omnicom Group, Inc.	1,500	100,785
Vail Resorts, Inc.	1,200	274,824

		2,596,698

Consumer Staples — 7.70%
Anheuser-Busch InBev SA/NV ADR	2,400	294,672
British American Tobacco PLC ADR	3,600	231,840
Costco Wholesale Corp.	1,300	209,404
Imperial Brands PLC ADR	2,000	82,680
Kraft Heinz Co./The	2,000	154,660
Nestle SA ADR	4,000	336,920
Orkla ASA ADR	28,500	280,184
PepsiCo, Inc.	2,200	242,506
Procter & Gamble Co./The	2,700	233,118
Sysco Corp.	4,000	222,480
Unilever PLC ADR	7,300	413,545
Wal-Mart Stores, Inc.	3,000	261,930

		2,963,939

Energy — 6.02%
Andeavor	2,400	254,976
BP PLC ADR	5,750	233,853
Chevron Corp.	2,550	295,520
Enagas S.A. ADR	16,400	235,996
Enbridge, Inc.	3,444	132,456
Phillips 66	2,900	264,132
Sunoco LP (a)	9,600	297,312
TransCanada Corp.	6,500	308,620
Valero Energy Corp.	3,700	291,893

		2,314,758

Financials — 23.41%
Aegon NV	46,000	270,020
Allianz SE ADR	19,000	444,608
Apollo Global Management LLC (a)	11,100	350,538
Arthur J Gallagher & Co.	4,100	259,653
Aviva PLC ADR	26,500	361,990
AXA SA ADR	13,200	398,640
Banco Bradesco SA ADR	24,000	253,680
Bank of China Ltd. ADR *	19,000	236,740
Bank of Nova Scotia/The	3,300	212,916
BB&T Corp.	4,700	231,428
Berkshire Hills Bancorp, Inc.	7,700	294,910
Brighthouse Financial, Inc. *	300	18,654
Chimera Investment Corp.	12,500	228,750
Credit Suisse Group AG ADR	20,000	314,400
First Busey Corp.	9,600	298,752
Glacier Bancorp, Inc.	7,000	265,720

Great-West Lifeco, Inc.	10,800	300,348
Horace Mann Educators Corp.	5,800	254,040
ING Groep N.V. ADR	23,000	425,960
Invesco Ltd.	7,800	279,162
Jupiter Fund Management PLC	33,000	260,593
KKR & Co. LP (a)	12,000	240,600
Legg Mason, Inc.	6,000	229,080
MetLife, Inc.	3,300	176,814
Muenchener Rueckversicherungs-Gesellschaft AG ADR	14,000	314,692
Principal Financial Group, Inc.	4,500	296,325
Provident Financial Services, Inc.	10,000	272,000
Prudential Financial, Inc.	1,800	198,828
Safety Insurance Group, Inc.	3,100	254,820
Sumitomo Mitsui Financial Group, Inc. ADR	33,000	265,980
Trustmark Corp.	7,400	243,756
U.S. Bancorp	5,000	271,900
Wells Fargo & Co.	5,000	280,700

		9,006,997

Health Care — 5.85%
AbbVie, Inc.	4,200	379,050
AstraZeneca PLC ADR	10,000	345,000
Eli Lilly & Co.	2,700	221,238
Johnson & Johnson	2,000	278,820
Merck & Co., Inc.	4,500	247,905
Novartis AG ADR	3,800	313,804
Pfizer, Inc.	5,900	206,854
Sanofi ADR	5,500	260,040

		2,252,711

Industrials — 8.88%
Atlantia SpA ADR	24,000	390,816
Boeing Co./The	2,000	515,960
Cummins, Inc.	1,700	300,696
Experian PLC	14,100	297,651
Koninklijke Philips NV	8,100	330,399
Lockheed Martin Corp.	800	246,528
Macquarie Infrastructure Corp.	2,000	139,100
Schneider Electric SE ADR	19,900	349,205
Siemens AG ADR	5,000	360,100
United Parcel Service, Inc., Class B	1,925	226,245
Vinci SA ADR	10,600	259,774

		3,416,474

Information Technology — 8.11%
AU Optronics Corp. ADR	57,000	234,270
CA, Inc.	7,300	236,374
Cisco Systems, Inc.	5,500	187,825
Intel Corp.	6,400	291,136
International Business Machines Corp.	1,500	231,090
Konica Minolta, Inc.	28,000	243,328
Maxim Integrated Products, Inc.	5,800	304,732
Paychex, Inc.	3,500	223,265
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8,500	359,805
TE Connectivity Ltd.	3,000	272,910
Texas Instruments, Inc.	2,200	212,718
Total System Services, Inc.	4,500	324,225

		3,121,678

Materials — 7.22%
Air Products & Chemicals, Inc.	2,000	318,860
BASF SE ADR	12,000	330,000
DowDuPont, Inc.	3,925	283,817
Greif, Inc., Class A	4,200	233,226
International Paper Co.	5,800	332,166

Lyondellbasell Industries NV, Class A	2,000	207,060
Mosaic Co./The	14,000	312,760
Rio Tinto PLC ADR	5,100	244,443
Sinopec Shanghai Petrochemical Co. Ltd. ADR	4,000	242,000
WestRock Co.	4,500	275,985

		2,780,317

Real Estate — 5.15%
Alexander’s, Inc.	500	205,500
Armada Hoffler Properties, Inc.	22,800	325,356
Camden Property Trust	2,500	228,100
Extra Space Storage, Inc.	3,900	318,201
National Storage Affiliates Trust	13,300	329,707
Prologis, Inc.	5,100	329,358
Wharf Holdings Ltd./The	27,000	245,553

		1,981,775

Telecommunication Services — 3.56%
AT&T, Inc.	6,500	218,725
BCE, Inc. ADR	4,650	214,644
Nippon Telegraph & Telephone Corp. ADR	4,600	222,318
NTT DOCOMO, Inc. ADR	5,000	121,550
Orange SA ADR	13,000	213,200
Rogers Communications, Inc.	7,300	378,870

		1,369,307

Utilities — 5.37%
ALLETE, Inc.	6,700	524,945
Avangrid, Inc.	6,900	356,937
DTE Energy Co.	2,200	243,012
National Grid PLC ADR	1,375	83,944
NRG Yield, Inc., Class C	16,600	308,760
Veolia Environnement SA ADR	12,000	284,760
WEC Energy Group, Inc.	3,900	262,821

		2,065,179

Total Common Stocks (Cost $26,234,145)		33,869,833

Investment Companies — 7.70%
Exchange Traded Fund — 7.70%
Vanguard Total World Stock ETF	41,000	2,960,610

Total Investment Companies (Cost $2,840,697)		2,960,610

Total Investments – 95.72% (Cost $29,074,842)		36,830,443

Other Assets in Excess of Liabilities – 4.28%		1,648,421

NET ASSETS – 100.00%		$38,478,864

(a)	Master Limited Partnership
*	Non-income producing security.

ADR — American Depositary Receipt

Yorktown Multi-Asset Income Fund

Schedule of Investments

October 31, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 19.97%

Consumer Discretionary — 1.17%
Carnival Corp.	15,000	$995,850
Home Depot, Inc./The	5,000	828,900
Leggett & Platt, Inc.	50,000	2,363,000
Magna International, Inc.	25,000	1,363,750
McDonald’s Corp.	7,000	1,168,370
Sturm Ruger & Co., Inc.	10,000	495,500
Target Corp.	20,000	1,180,800
Walt Disney Co./The	10,700	1,046,567

		9,442,737

Consumer Staples — 0.35%
Dr. Pepper Snapple Group, Inc.	6,000	513,960
Kraft Heinz Co./The	7,000	541,310
Walgreens Boots Alliance, Inc.	8,000	530,160
Wal-Mart Stores, Inc.	14,000	1,222,340

		2,807,770

Energy — 2.48%
BP PLC ADR	125,000	5,083,750
Chevron Corp.	10,000	1,158,900
ConocoPhillips	22,000	1,125,300
Exxon Mobil Corp.	30,000	2,500,500
ONEOK, Inc.	10,000	542,700
Royal Dutch Shell PLC ADR	80,000	5,042,400
Schlumberger Ltd.	13,000	832,000
SemGroup Corp., Class A	140,000	3,647,000

		19,932,550

Financials — 10.43%
Ally Financial, Inc.	120,000	3,135,600
Apollo Commercial Real Estate Finance, Inc.	510,000	9,215,700
Arbor Realty Trust, Inc.	50,000	413,500
Ares Commercial Real Estate Corp.	230,000	2,985,400
Bank of America Corp.	71,000	1,944,690
BGC Partners, Inc., Class A	400,000	6,068,000
Blackstone Mortgage Trust, Inc., Class A	50,000	1,591,500
Citigroup, Inc.	25,000	1,837,500
Compass Diversified Holdings LLC (a)	55,000	943,250
Ellington Financial LLC (a)	135,000	2,062,800
First American Financial Corp.	10,000	544,200
Ladder Capital Corp.	250,000	3,360,000
Lincoln National Corp.	20,000	1,515,600
MetLife, Inc.	23,500	1,259,130
MFA Financial, Inc.	470,000	3,872,800
New Residential Investment Corp.	1,250,000	22,037,500
Starwood Property Trust, Inc.	180,000	3,871,800
Synchrony Financial	18,000	587,160
Two Harbors Investment Corp.	1,500,000	14,700,000
Wells Fargo & Co.	32,000	1,796,480

		83,742,610

Health Care — 0.34%
Johnson & Johnson	8,400	1,171,044
Merck & Co., Inc.	9,000	495,810
Pfizer, Inc.	30,500	1,069,330

		2,736,184

Industrials — 1.28%
Boeing Co./The	4,000	1,031,920
Covanta Holding Corp.	70,000	1,127,000
Fastenal Co.	25,000	1,174,250
FedEx Corp.	5,700	1,287,117
General Electric Co.	20,000	403,200
Honeywell International, Inc.	8,000	1,153,280
Johnson Controls International PLC	25,000	1,034,750
MSC Industrial Direct Co., Inc., Class A	5,000	414,500
Southwest Airlines Co.	17,000	915,620
United Parcel Service, Inc., Class B	9,500	1,116,535
United Technologies Corp.	5,000	598,800

		10,256,972

Information Technology — 2.17%
Apple, Inc.	8,700	1,470,648
Cisco Systems, Inc.	50,000	1,707,500
Intel Corp.	40,000	1,819,600
International Business Machines Corp.	30,000	4,621,800
Lam Research Corp.	10,500	2,189,985
Microsoft Corp.	17,000	1,414,060
Seagate Technology PLC	70,000	2,587,900
Skyworks Solutions, Inc.	14,000	1,594,040

		17,405,533

Materials — 0.54%
DowDuPont, Inc.	20,000	1,446,200
Eastman Chemical Co.	13,500	1,225,935
Monsanto Co.	10,000	1,211,000
Schweitzer-Mauduit International, Inc.	10,000	422,300

		4,305,435

Telecommunication Services — 1.21%
AT&T, Inc.	140,000	4,711,000
Verizon Communications, Inc.	80,000	3,829,600
Vodafone Group PLC ADR	40,000	1,159,200

		9,699,800

Total Common Stocks (Cost $147,888,011)		160,329,591

	Principal Amount
Corporate Bonds and Notes — 55.63%

Business Development Companies — 0.47%
Medley Capital Corp., 6.13%, 3/30/2023	$116,383	2,921,213
Medley LLC, 6.88%, 8/15/2026	35,200	864,160

		3,785,373

Consumer Discretionary — 5.55%
American Axle & Manufacturing, Inc., 6.25%, 4/1/2025 (b)	4,000,000	4,110,000
Hertz Corp./The, 6.75%, 4/15/2019	7,350,000	7,377,562
Hertz Corp./The, 5.88%, 10/15/2020	6,850,000	6,858,905
International Game Technology PLC, 5.35%, 10/15/2023	810,000	838,350
McClatchy Co./The, 9.00%, 12/15/2022	1,000,000	1,045,000
Mclaren Finance PLC, 5.75%, 8/1/2022 (b)	250,000	258,025
MDC Partners, Inc., 6.50%, 5/1/2024 (b)	2,000,000	2,050,000
PetSmart, Inc., 7.13%, 3/15/2023 (b)	4,500,000	3,442,500
Signet UK Finance PLC, 4.70%, 6/15/2024	5,500,000	5,485,347
Silversea Cruise Finance Ltd., 7.25%, 2/1/2025 (b)	5,831,000	6,282,902
Stena International SA, 5.75%, 3/1/2024 (b)	2,000,000	1,930,000
Vista Outdoor, Inc., 5.88%, 10/1/2023	4,690,000	4,865,875

		44,544,466

Consumer Staples — 4.44%
Endo Finance LLC / Endo Finco, Inc., 7.25%, 1/15/2022 (b)	1,700,000	1,572,500
Fresh Market, Inc./The, 9.75%, 5/1/2023 (b)	4,023,000	2,293,110
HRG Group, Inc., 7.75%, 1/15/2022	1,000,000	1,050,000
JBS USA LUX SA / JBS USA Finance, Inc., 7.25%, 6/1/2021 (b)	1,700,000	1,741,616
JBS USA LUX SA / JBS USA Finance, Inc., 7.25%, 6/1/2021 (b)	6,840,000	7,007,443
Land O’ Lakes, Inc., 8.00%, Perpetual (b)	2,000,000	2,230,000
Land O’ Lakes, Inc., 7.25%, Perpetual (b)	3,500,000	3,788,750
Mallinckrodt International Finance SA / Mallinckrodt CB, LLC, 5.75%, 8/1/2022 (b)	4,000,000	3,935,000
Mallinckrodt International Finance SA / Mallinckrodt CB, LLC, 5.50%, 4/15/2025 (b)	2,000,000	1,805,000
Minerva Luxembourg SA, 8.75%, Perpetual (c)	2,750,000	2,912,938
Rite Aid Corp., 6.13%, 4/1/2023 (b)	1,000,000	933,750
SUPERVALU, Inc., 6.75%, 6/1/2021	2,928,000	2,788,920
Vector Group Ltd., 6.13%, 2/1/2025 (b)	3,500,000	3,640,000

		35,699,027

Energy — 14.81%
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.13%, 11/15/2022 (b)	1,272,000	1,332,420
Bristow Group, Inc., 6.25%, 10/15/2022	4,002,000	2,876,438
Continental Resources, Inc., 5.00%, 9/15/2022	4,000,000	4,060,000
CVR Refining LLC / Coffeyville Finance, Inc., 6.50%, 11/1/2022	5,107,000	5,272,978
DCP Midstream Operating LP, 5.85%, 5/21/2043 (b) (c)	7,920,000	7,573,500
Delek Logistics Partners LP, 6.75%, 5/15/2025 (b)	7,277,000	7,449,829
Energy Transfer Partners LP, 4.39%, 11/1/2066 (c)	8,281,000	7,515,007
Gulfport Energy Corp., 6.63%, 5/1/2023	3,215,000	3,311,450
NGPL PipeCo LLC, 7.77%, 12/15/2037 (b)	5,250,000	6,575,625
Niska Gas Storage Canada ULC, 6.50%, 4/1/2019	2,515,000	2,562,156
PBF Holding Co. LLC, 7.00%, 11/15/2023	2,681,000	2,801,645
PBF Holding Co. LLC, 7.25%, 6/15/2025 (b)	15,075,000	15,621,469
Plains All American Pipeline LP, 6.65%, 1/15/2037	2,260,000	2,548,757
Plains All American Pipeline LP, Series B, 6.13%, Perpetual (c)	2,500,000	2,554,500
Sanchez Energy Corp., 7.75%, 6/15/2021	483,000	451,605
SemGroup Corp. / Rose Rock Finance Corp., 5.63%, 7/15/2022	2,000,000	1,980,000
SemGroup Corp. / Rose Rock Finance Corp., 5.63%, 11/15/2023	8,399,000	8,252,017
SemGroup Corp., 6.38%, 3/15/2025 (b)	4,000,000	3,960,000
Southwestern Energy Co., 7.50%, 4/1/2026	1,500,000	1,558,125
Tallgrass Energy Partners LP., 5.50%, 9/15/2024 (b)	865,000	898,519
Teekay Corp., 8.50%, 1/15/2020	8,439,000	8,576,134
Transocean, Inc., 9.00%, 7/15/2023 (b)	13,000,000	14,170,000
Ultra Resources, Inc., 7.13%, 4/15/2025 (b)	7,000,000	6,991,250

		118,893,424

Financials — 12.74%
Alliance Data Systems Corp., 6.38%, 4/1/2020 (b)	2,000,000	2,027,500
Alliance Data Systems Corp., 5.38%, 8/1/2022 (b)	1,265,000	1,296,625
Allstate Corp./The, 3.25%, 5/15/2037 (c)	3,500,000	3,473,750
AmTrust Financial Services, Inc., 6.13%, 8/15/2023	5,000,000	4,975,000
Atlantic Capital Bancshares, Inc., 6.25%, 9/30/2025 (c)	500,000	524,375
Avison Young Canada, Inc., 9.50%, 12/15/2021 (b)	8,500,000	8,667,875
Barclays PLC, 7.88%, Perpetual (c)	1,000,000	1,117,086
CBL & Associates LP, 5.95%, 12/15/2026	5,000,000	4,995,399
Credit Acceptance Corp., 6.13%, 2/15/2021	2,200,000	2,249,500
Credit Agricole SA, 7.88%, Perpetual (b) (c)	2,000,000	2,281,378
Drawbridge Special Opportunities Fund LP, 5.00%, 8/1/2021 (b)	1,200,000	1,236,229
Enova International, Inc., 9.75%, 6/1/2021	2,070,000	2,214,900
Everest Reinsurance Holdings, Inc., 3.70%, 5/15/2037 (c)	300,000	284,250
Fly Leasing Ltd., 6.38%, 10/15/2021	1,000,000	1,046,250
Genworth Holdings, Inc., 6.52%, 5/22/2018	4,484,000	4,484,000
Goldman Sachs Capital II, 4.00%, 12/29/2049 (c)	3,000,000	2,665,080
Hunt Cos., Inc., 9.63%, 3/1/2021 (b)	6,250,000	6,648,437

Icahn Enterprises LP, 6.25%, 2/1/2022	2,000,000	2,095,000
Icahn Enterprises LP, 6.75%, 2/1/2024	1,500,000	1,593,750
ILFC E-Capital Trust I, 4.36%, 12/21/2065 (c)	590,000	570,825
ILFC E-Capital Trust I, 4.36%, 12/21/2065 (b) (c)	3,580,000	3,463,650

JBS USA LUX SA / JBS USA Finance, Inc., 7.25%, 6/1/2021	2,332,000	2,389,087
Jefferies Finance LLC, 6.88%, 4/15/2022 (b)	4,000,000	4,060,000
Jefferies Finance LLC, 7.25%, 8/15/2024 (b)	3,000,000	3,071,250
Ladder Capital Finance Corp., 5.25%, 10/1/2025 (b)	2,000,000	1,997,500
Liberty Mutual Group, Inc., 4.23%, 3/15/2037 (b) (c)	2,500,000	2,456,250
Lincoln National Corp., 3.67%, 5/17/2066 (c)	1,000,000	943,750
Och-Ziff Finance Co. LLC, 4.50%, 11/20/2019 (b)	11,000,000	10,821,250
PRA Group, Inc., 3.00%, 8/1/2020	6,020,000	5,519,587
Royal Bank of Scotland Group PLC, 7.50%, Perpetual	2,500,000	2,685,000
Royal Bank of Scotland Group PLC, 8.00%, Perpetual (c)	500,000	572,850
Royal Bank of Scotland Group PLC, 8.63%, Perpetual (c)	2,000,000	2,269,800
TMX Finance LLC, 8.50%, 9/15/2018 (b)	2,000,000	1,855,000
USB Capital IX, 3.50%, Perpetual (c)	500,000	449,620
Washington Prime Group LP, 5.95%, 8/15/2024	4,000,000	4,113,744
XLIT Ltd., Class E, 3.82%, Perpetual (c)	1,300,000	1,174,875

		102,290,422

Health Care — 1.40%
CHS/Community Health Systems, Inc., 8.00%, 11/15/2019	2,500,000	2,390,625
Valeant Pharmaceuticals International, Inc., 6.38%, 10/15/2020 (b)	3,637,000	3,623,361
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/2021 (b)	5,306,000	5,233,043

		11,247,029

Industrials — 4.74%
CBC Ammo LLC / CBC FinCo, Inc., 7.25%, 11/15/2021 (b)	3,055,000	3,108,463
Eletson Holdings, Inc., 9.63%, 1/15/2022 (b)	4,500,000	3,206,250
Huron Consulting Group, Inc., 1.25%, 10/1/2019	2,000,000	1,885,000
Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.50%, 11/15/2023	5,323,250	5,349,867
Mueller Industries, Inc., 6.00%, 3/1/2027	7,717,000	7,967,802
Norwegian Air Shuttle Pass Through Trust, Series 2016-1, 4.88%, 5/10/2028 (b)	1,952,551	1,991,602
Quad/Graphics, Inc., 7.00%, 5/1/2022	6,933,000	7,210,320
Teekay Offshore Partners LP, 6.00%, 7/30/2019	7,335,000	7,371,675

		38,090,979

Information Technology — 4.29%
Harland Clarke Holdings Corp., 8.38%, 8/15/2022 (b)	2,000,000	2,112,500
Lexmark International, Inc., 5.13%, 3/15/2020	2,310,000	2,448,600
Qorvo, Inc., 6.75%, 12/1/2023	1,657,000	1,799,916
Qorvo, Inc., 7.00%, 12/1/2025	1,605,000	1,836,200
Rackspace Hosting, Inc., 8.63%, 11/15/2024 (b)	9,000,000	9,500,625
Seagate HDD Cayman, 4.75%, 1/1/2025	2,000,000	1,985,034
Seagate HDD Cayman, 4.88%, 6/1/2027	8,000,000	7,823,344
Seagate HDD Cayman, 5.75%, 12/1/2034	2,180,000	2,099,569
Unisys Corp., 10.75%, 4/15/2022 (b)	4,330,000	4,849,600

		34,455,388

Materials — 2.20%
Domtar Corp., 6.75%, 2/15/2044	1,193,000	1,344,363
First Quantum Minerals Ltd., 7.25%, 5/15/2022 (b)	1,000,000	1,050,000
First Quantum Minerals Ltd., 7.50%, 4/1/2025 (b)	1,175,000	1,248,438
Freeport-McMoRan, Inc., 6.75%, 2/1/2022	1,250,000	1,306,250
Freeport-McMoRan, Inc., 6.88%, 2/15/2023	2,131,000	2,341,692
Kinross Gold Corp., 6.88%, 9/1/2041	5,205,000	5,849,119
Rayonier Advanced Materials Products, Inc., 5.50%, 6/1/2024 (b)	4,690,000	4,572,750

		17,712,612

Structured Notes — 3.17%
Credit Suisse AG, Contingent Coupon Callable Yield Notes, 9.00%, 6/17/2020	3,000,000	2,973,000
Credit Suisse AG, Contingent Coupon Callable Yield Notes, 9.25%, 6/19/2020	4,500,000	4,473,000
Goldman Sachs Group, Inc., MTN, 8.65%, 4/30/2024 (c)	3,000,000	2,950,140
Morgan Stanley Contingent Income Buffered Securities, 8.75%, 5/30/2028 (c)	2,000,000	2,428,500
Morgan Stanley Contingent Income Buffered Securities, S&P 500 Index and Russell 2000 Index, 8.50%, 6/28/2028 (c)	3,000,000	3,654,450
Morgan Stanley Contingent Income Securities, S&P 500 Index, Russell 2000 Index, and EURO STOXX 50 Index, 8.00%, 3/13/2029 (c)	3,000,000	3,201,900
Morgan Stanley Contingent Income Securities, Russell 2000 Index and Euro STOXX 50 Index, 7.70%, 6/28/2028 (c)	3,000,000	3,307,200
Morgan Stanley Contingent Income Securities, Leveraged CMS Curve and S&P 500 Index, 4.26%, 8/30/2028	3,000,000	2,441,250

		25,429,440

Telecommunication Services — 0.97%
Frontier Communications Corp., 10.50%, 9/15/2022	4,000,000	3,500,000
Gogo Intermediate Holdings, LLC / Gogo Finance Co., Inc., 12.50%, 7/1/2022 (b)	2,000,000	2,272,500
SixSigma Networks Mexico SA de CV, 8.25%, 11/7/2021	1,900,000	2,009,250

		7,781,750

Utilities — 0.85%
Allegheny Energy Supply Co., LLC, 5.75%, 10/15/2019 (b)	40,000	42,600
Crockett Cogeneration LP, 5.87%, 3/30/2025 (b)	469,693	475,140
FPL Energy National Wind, LLC, 5.61%, 3/10/2024 (b)	4,688,950	4,741,701
PPL Capital Funding, Inc., Series A, 4.00%, 3/30/2067 (c)	1,550,000	1,537,135

		6,796,576

Total Corporate Bonds and Notes (Cost $439,557,818)		446,726,486

Investment Companies — 15.34%

	Shares
Business Development Companies — 9.94%
Ares Capital Corp.	2,330,000	37,466,400
Fidus Investment Corp.	275,000	4,592,500
New Mountain Finance Corp.	390,000	5,479,500
Solar Capital Ltd.	1,180,000	25,027,800
TCP Capital Corp.	450,000	7,213,500

		79,779,700

Exchange Traded Funds — 2.42%
iShares Russell 1000 Value ETF	55,000	6,566,450
Schwab U.S. Broad Market ETF	15,000	933,450
Schwab U.S. Dividend Equity ETF	110,000	5,333,900
Schwab U.S. Large-Cap Value ETF	90,000	4,743,900
SPDR Portfolio S&P 500 High Dividend ETF	15,000	542,487
SPDR S&P 500 ETF	5,000	1,285,750

		19,405,937

Open End Funds — 2.98%
Yorktown Mid Cap Fund, Institutional Class (d)	1,047,259	10,964,802
Yorktown Small Cap Fund, Institutional Class (d)	1,002,004	12,995,992

		23,960,794

Total Investment Companies (Cost $118,677,444)		123,146,431

Preferred Stocks — 7.33%

Energy — 0.72%
NuStar Energy LP, Series A, 8.50%	140,000	3,675,000
NuStar Energy LP, Series B, 7.63% (c)	45,000	1,145,250
NuStar Logistics LP, 7.63%	29,000	728,480
Teekay LNG Partners LP, Series B, 8.50% (c)	10,000	249,400

		5,798,130

Financials — 3.42%
AGNC Investment Corp., Series C, 7.00% (c)	51,000	1,364,250
Annaly Capital Management, Inc., Series F, 6.95% (c)	90,000	2,376,000
Apollo Global Management LLC, 6.38%	10,000	262,300
Arbor Realty Trust, Inc., Series A, 8.25%	21,845	557,266
Arlington Asset Investment Corp., 6.63%	172,346	4,250,052
B. Riley Financial, Inc., 7.50%	40,000	1,030,800

Capitala Finance Corp., 6.00%	7,599	194,382
Capitala Finance Corp., 5.75%	40,000	1,004,000
Capstead Mortgage Corp., Series E, 7.50%	30,000	752,400
Carlyle Group LP/The, Series A, 5.88%	10,000	252,900
Compass Diversified Holdings, Series A, 7.25%	160,000	4,011,200
CYS Investments, Inc., Series A, 7.75%	40,000	1,003,200
Ellsworth Growth and Income Fund Ltd., Series A, 5.25%	45,000	1,111,950
GMAC Capital Trust I, Series 2, 7.10% (c)	50,000	1,313,000
Harvest Capital Credit Corp., 6.13%	10,000	255,300
Ladenburg Thalmann Financial Services, Inc., Series A, 8.00%	10,700	265,524
Oaktree Specialty Lending Corp., 6.13%	13,715	346,304
Oxford Lane Capital Corp., Series 2023, 7.50%	20,815	528,077
Resource Capital Corp., 8.25%	30,000	737,100
RiverNorth Marketplace Lending Corp., Series A, 5.88%	30,000	753,000
Sutherland Asset Management Corp., 7.00%	60,000	1,524,000
TriplePoint Venture Growth BDC Corp., 5.75%	40,000	1,027,200
Two Harbors Investment Corp., Series A, 8.13% (c)	55,000	1,526,800
Two Harbors Investment Corp., Series B, 7.63% (c)	40,000	1,062,400

		27,509,405

Industrials — 0.53%
Scorpio Tankers, Inc., 6.75%	21,040	513,376
Seaspan Corp., 7.13%	80,000	1,932,000
Seaspan Corp., Series D, 7.95%	10,000	249,500
Seaspan Corp., Series G, 8.20%	34,675	851,965
Seaspan Corp., Series H, 7.88%	30,000	729,000

		4,275,841

Real Estate — 2.42%
Ashford Hospitality Trust, Inc., Series G, 7.38%	20,000	499,000
Ashford Hospitality Trust, Inc., Series H, 7.50%	30,000	756,000
Bluerock Residential Growth REIT, Inc., Series A, 8.25%	5,000	133,550
Bluerock Residential Growth REIT, Inc., Series C, 7.63%	40,000	1,036,000
Bluerock Residential Growth REIT, Inc., Series D, 7.13%	37,000	947,200
CBL & Associates Properties, Inc., Series D, 7.38%	190,000	4,689,200
City Office REIT, Inc., Series A, 6.63%	5,000	127,700
Colony NorthStar, Inc., Series J, 7.13%	50,000	1,273,500
CorEnergy Infrastructure Trust, Inc., Series A, 7.38%	60,000	1,610,400
Global Medical REIT, Inc., Series A, 7.50%	30,000	750,900
Hersha Hospitality Trust, Series D, 6.50%	3,500	90,125
Hersha Hospitality Trust, Series E, 6.50%	5,000	126,500
Invesco Mortgage Capital, Inc., Series B, 7.75%	10,000	263,700
Invesco Mortgage Capital, Inc., Series C, 7.50% (c)	68,000	1,728,560
New York Mortgage Trust, Inc., Series B, 7.75% (c)	30,000	749,700
Pennsylvania Real Estate Investment Trust, Series D, 6.88%	10,000	257,800
Plymouth Industrial REIT, Inc., Series A, 7.50%	20,000	489,958
Sotherly Hotels LP, 7.00%	24,406	626,258
Sotherly Hotels, Inc., Series B, 8.00%	20,000	507,600
Sotherly Hotels, Inc., Series C, 7.88%	77,500	1,950,675
Spirit Realty Capital, Inc., Series A, 6.00%	10,000	246,400
Urstadt Biddle Properties, Inc., Series H, 6.25%	15,000	398,850
Wheeler Real Estate Investment Trust, Inc., Series D, 8.75%	8,022	162,044

		19,421,620

Telecommunication Services — 0.13%
Qwest Corp., 6.50%	40,000	1,010,000

Utilities — 0.11%
Georgia Power Co., Series 2017, 5.00%	35,000	875,000

Total Preferred Stocks (Cost $57,957,518)		58,889,996

Securitized Debt Obligations — 0.59%

	Principal Amount
Asset Backed Securities — 0.59%
ECAF I Ltd., Series 2015-1A, Class B, 5.80%, 6/15/2022 (b)	$2,801,910	2,856,385
Hertz Vehicle Financing II LP, Series 2015-3A, Class C, 4.44%, 9/25/2021 (b)	400,000	398,810
World Financial Network Credit Card Master Trust, Series 2016-C, Class M, 1.98%, 8/15/2023	1,500,000	1,486,324

Total Securitized Debt Obligations (Cost $4,721,585)		4,741,519

Total Investments – 98.86% (Cost $768,802,376)		793,834,023

Other Assets in Excess of Liabilities – 1.14%		9,182,320

NET ASSETS – 100.00%		$803,016,343

(a)	Master Limited Partnership
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable or Floating Rate Security. Rate fluctuations may be based on index changes, prepayment or underlying positions and/or other variables. Rate disclosed is as of October 31, 2017.
(d)	Affiliated issuer.

ADR — American Depositary Receipt

MTN — Medium Term Note

Yorktown Short Term Bond Fund

Schedule of Investments

October 31, 2017 (Unaudited)

	Principal Amount	Fair Value
Corporate Bonds and Notes — 94.49%

Consumer Discretionary — 8.18%
Brinker International, Inc., 2.60%, 5/15/2018	$250,000	$250,313
Brunswick Corp., 4.63%, 5/15/2021 (a)	1,655,000	1,684,402
Cooper Tire & Rubber Co., 8.00%, 12/15/2019	100,000	111,000
Geely Automobile Holdings Ltd., 5.25%, 10/6/2019	300,000	309,000
Hyundai Capital America, 2.40%, 10/30/2018 (a)	1,000,000	1,000,637
Hyundai Capital America, 2.00%, 7/1/2019 (a)	350,000	347,267
Hyundai Capital America, 1.75%, 9/27/2019 (a)	3,000,000	2,955,103
Hyundai Capital America, 2.55%, 4/3/2020 (a)	1,000,000	997,146
International Game Technology, 7.50%, 6/15/2019	100,000	107,500
Lear Corp., 5.38%, 3/15/2024	500,000	533,661
Li & Fung Ltd., 6.00%, Perpetual (b)	3,000,000	3,048,000
Macy’s Retail Holdings, Inc., 9.50%, 4/15/2021	1,064,700	1,122,234
PVH Corp., 7.75%, 11/15/2023	1,436,000	1,737,560

		14,203,823

Consumer Staples — 0.66%
Land O’ Lakes, Inc., 6.00%, 11/15/2022 (a)	550,000	620,812
Louis Dreyfus Co. BV, 5.25%, 6/13/2023	500,000	529,635

		1,150,447

Energy — 5.10%
Andeavor, 5.38%, 10/1/2022	1,034,000	1,062,435
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 6.13%, 10/15/2021	575,000	594,406
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 6.38%, 5/1/2024	791,000	870,100
Enterprise Products Operating LLC, Series A, 5.08%, 8/1/2066 (b)	745,000	745,000
Enterprise Products Operating LLC, 4.09%, 6/1/2067 (b)	200,000	197,500
Midcontinent Express Pipeline LLC, 6.70%, 9/15/2019 (a)	1,000,000	1,067,500
Murphy Oil Corp., 3.70%, 12/1/2022	750,000	754,687
ONEOK, Inc., 7.50%, 9/1/2023	1,000,000	1,199,700
Rice Energy, Inc., 6.25%, 5/1/2022	2,250,000	2,357,212

		8,848,540

Financials — 39.22%
Allstate Corp./The, 3.25%, 5/15/2037 (b)	5,650,000	5,607,625
Athene Global Funding, 2.88%, 10/23/2018 (a)	2,120,000	2,137,138
Athene Global Funding, 4.00%, 1/25/2022 (a)	2,000,000	2,076,892
Aviation Capital Group Corp., 2.88%, 9/17/2018 (a)	200,000	201,282
Bank of America Corp., 2.08%, 9/15/2026 (b)	100,000	96,138
Bank of the Ozarks, Inc., 5.50%, 7/1/2026 (b)	277,000	291,409
Charles Schwab Corp./The, Series E, 4.63%, Perpetual (b)	1,000,000	1,029,753
Chubb Corp./The, 3.61%, 4/15/2037 (b)	5,505,000	5,491,237
Citigroup, Inc., 1.87%, 8/25/2036 (b)	100,000	84,444
Citigroup, Inc., Series N, 5.80%, 11/15/2049 (b)	1,000,000	1,047,500
CNP Assurances SA, 7.50%, Perpetual	700,000	736,575
CNP Assurances SA, 6.88%, Perpetual (b)	600,000	643,500
Depository Trust & Clearing Corp./The, Series C, 4.88%, Perpetual	2,000,000	2,080,000
Discover Bank, 8.70%, 11/18/2019	127,000	141,357
Drawbridge Special Opportunities Fund LP, 5.00%, 8/1/2021 (a)	3,875,000	3,991,989
Everest Reinsurance Holdings, Inc., 3.70%, 5/15/2037 (b)	370,000	350,575
Fairfax Financial Holdings Ltd., 5.80%, 5/15/2021 (a)	300,000	321,422
Fidelity & Guaranty Life Holdings, Inc., 6.38%, 4/1/2021 (a)	973,000	1,003,406
First American Financial Corp., 4.30%, 2/1/2023	1,500,000	1,543,086
Fly Leasing Ltd., 6.75%, 12/15/2020	100,000	104,130
Fly Leasing Ltd., 6.38%, 10/15/2021	800,000	837,000
Friends Life Holdings PLC, 7.88%, Perpetual	2,000,000	2,117,606

GFI Group, Inc., 8.38%, 7/19/2018	1,500,000	1,556,250
Goldman Sachs Capital II, 4.00%, 12/29/2049 (b)	1,739,000	1,544,858
Goldman Sachs Group, Inc./The, MTN, 2.00%, 4/29/2021	100,000	97,446
Great-West Life & Annuity Insurance Capital LP II, 3.85%, 5/16/2046 (a) (b)	3,000,000	2,979,750
Hartford Financial Services Group, Inc./The, Series ICON, 3.44%, 2/12/2047 (a) (b)	4,500,000	4,331,250
Highmark, Inc., 4.75%, 5/15/2021 (a)	2,500,000	2,649,596
Icahn Enterprises LP, 6.00%, 8/1/2020	500,000	515,938
ILFC E-Capital Trust I, 4.36%, 12/21/2065 (a) (b)	500,000	483,750
ING Bank NV, Series EMTN, 4.13%, 11/21/2023	1,250,000	1,272,997
Jackson National Life Global Funding, 4.70%, 6/1/2018 (a)	100,000	101,732
Jefferies Group LLC, Series 1687, 4.25%, 7/21/2031	100,000	98,778
JPMorgan Chase & Co., Series 1, 7.90%, 4/30/2018	3,000,000	3,080,250
JPMorgan Chase & Co., MTN, 2.38%, 3/21/2023 (b)	100,000	99,773
La Mondiale, 7.63%, Perpetual (b)	200,000	213,623
Liberty Mutual Group, Inc., 4.23%, 3/15/2037 (a) (b)	750,000	736,875
Lincoln National Corp., 3.67%, 5/17/2066 (b)	2,250,000	2,123,437
Main Street Capital Corp., 4.50%, 12/1/2019	560,000	565,390
Mellon Capital IV, Series 1, 4.00%, Perpetual (b)	500,000	473,750
MetLife, Inc., Series C, 5.25%, Perpetual	250,000	261,875
Morgan Stanley, MTN, 5.00%, 1/25/2019 (b)	100,000	102,375
Nationwide Mutual Insurance Co., 3.61%, 12/15/2024 (a) (b)	1,300,000	1,300,038
Nuveen Floating Rate Income Opportunity Fund, 2.50%, 1/1/2022 (b)	1,250,000	1,238,281
Och-Ziff Finance Co. LLC, 4.50%, 11/20/2019 (a)	1,450,000	1,426,437
PBF Holding Co. LLC, 7.00%, 11/15/2023	350,000	365,750
QBE Insurance Group Ltd., 7.50%, 11/24/2043 (a)	350,000	405,825
Reinsurance Group of America, Inc., 3.99%, 12/15/2065 (b)	500,000	477,750
Royal Bank of Scotland Group PLC, MTN, 2.25%, 12/15/2017	50,000	49,883
Royal Bank of Scotland Group PLC, 7.50%, Perpetual	200,000	214,800
StanCorp Financial Group, Inc., 3.83%, 6/1/2067 (b)	1,987,000	1,987,000
Synovus Financial Corp., 5.75%, 12/15/2025	250,000	268,750
US Bancorp, Series I, 5.13%, Perpetual	100,000	106,125
USB Capital IX, 3.50%, Perpetual (b)	1,924,000	1,730,138
Williams Partners LP / ACMP Finance Corp., 4.88%, 3/15/2024	2,765,000	2,906,540
XLIT Ltd., Class E, 3.82%, Perpetual (b)	434,000	392,228

		68,093,302

Health Care — 2.50%
C.R. Bard, Inc., 3.00%, 5/15/2026	200,000	197,744
HCA, Inc., 6.50%, 2/15/2020	250,000	270,000
MEDNAX, Inc., 5.25%, 12/1/2023 (a)	2,385,000	2,486,362
Teva Pharmaceutical Finance Co. LLC, Series C, 0.25%, 2/1/2026	1,000,000	883,125
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/2021	500,000	495,568

		4,332,799

Industrials — 13.22%
Actuant Corp., 5.63%, 6/15/2022	150,000	154,500
Air Canada Pass Through Trust, Series 2013-1, Class B, 5.38%, 5/15/2021 (a)	65,800	69,391
American Airlines, Inc. Pass Through Trust, Series 2011-1, Class B, 7.00%, 1/31/2018	1,419,099	1,443,508
American Airlines, Inc. Pass Through Trust, Series 2013-2, Class B, 5.60%, 7/15/2020 (a)	346,648	364,197
American Airlines, Inc. Pass Through Trust, Series 2013-1, Class B, 5.63%, 1/15/2021 (a)	964,413	1,015,044
American Airlines, Inc. Pass Through Trust, Series 2014-1, Class B, 4.38%, 10/1/2022	99,606	102,585
American West Airlines Pass Through Trust, Series 1999-1, Class G, 7.93%, 1/2/2019	1,608,032	1,664,313
American West Airlines Pass Through Trust, Series 2001-1, Class G, 8.06%, 7/2/2020	71,008	80,239
Continental Airlines Pass Through Trust, Series 1998-3, Class A-1, 6.82%, 5/1/2018	333,437	340,940
Continental Airlines Pass Through Trust, Series 2010-1, Class B, 6.00%, 1/12/2019	401,424	414,470
Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.25%, 4/11/2020	524,876	557,680
Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.05%, 11/1/2020	33,976	37,501
Delta Air Lines Pass Through Trust, Series 2012-1, Class B, 6.88%, 5/7/2019	401,683	423,274
Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.02%, 8/10/2022	297,695	340,861
Delta Air Lines Pass Through Trust, Series 2015-1, 4.25%, 7/30/2023	104,130	108,473
Doric Nimrod Air Finance Alpha Ltd. Pass Through Trust, Series 2012-1, Class B, 6.50%, 5/30/2019 (a)	569,438	590,072
Doric Nimrod Air Finance Alpha Ltd. Pass Through Trust, Series 2013-1, Class B, 6.13%, 11/30/2019 (a)	911,207	943,920

Doric Nimrod Air Finance Alpha Ltd. Pass Through Trust, Series 2012-1, Class A, 5.13%, 11/30/2022 (a)	1,861,380	1,950,034
Doric Nimrod Air Finance Alpha Ltd. Pass Through Trust, Series 2013-1, Class A, 5.25%, 5/30/2023 (a)	2,549,421	2,673,323
Dun & Bradstreet Corp./The, 3.50%, 12/1/2017	250,000	250,235
Equifax, Inc., 2.30%, 6/1/2021	930,000	906,797
FTI Consulting, Inc., 6.00%, 11/15/2022	915,000	948,260
General Electric Co., Series D, 5.00%, 1/21/2021 (b)	246,000	257,070
General Electric Co., MTN, 1.80%, 8/15/2036 (b)	250,000	223,236
Hawaiian Airlines Pass Through Trust, Series 2013-1, Class B, 4.95%, 1/15/2022	146,408	150,800
Huron Consulting Group, Inc., 1.25%, 10/1/2019	2,000,000	1,885,000
Kennametal, Inc., 2.65%, 11/1/2019	200,000	200,549
Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.50%, 11/15/2023	1,682,796	1,691,210
Northwest Airlines Pass Through Trust, Series 2007-1, Class A, 7.03%, 11/1/2019	66,903	73,175
Spirit AeroSystems, Inc., 5.25%, 3/15/2022	500,000	518,979
Spirit Airlines Pass Through Trust, Series 2015-1, Class B, 4.45%, 4/1/2024	547,394	565,267
Stanley Black & Decker, Inc., 5.75%, 12/15/2053	100,000	103,450
UAL 2007 Pass Through Trust, Series 2007-1, Class A, 6.64%, 7/2/2022	973,724	1,061,359
United Airlines Pass Through Trust, Series 2013-1, Class B, 5.38%, 8/15/2021	181,317	190,837
United Airlines Pass Through Trust, Series 2014-1, Class B, 4.75%, 4/11/2022	184,807	193,179
United Airlines Pass Through Trust, Series 2014-2, Class B, 4.63%, 9/3/2022	219,011	227,355
US Airways Pass Through Trust, Series 2012-1, Class B, 8.00%, 10/1/2019	217,391	236,685

		22,957,768

Information Technology — 12.11%
Alliance Data Systems Corp., 5.88%, 11/1/2021 (a)	1,805,000	1,872,687
Alliance Data Systems Corp., 6.38%, 4/1/2020 (a)	3,104,000	3,146,680
Alliance Data Systems Corp., 5.38%, 8/1/2022 (a)	1,923,000	1,971,075
Broadcom Corp., 2.70%, 11/1/2018	1,394,000	1,387,614
Ingram Micro, Inc., 5.00%, 8/10/2022	1,000,000	1,012,087
KLA-Tencor Corp., 2.38%, 11/1/2017	100,000	100,000
Leidos Holdings, Inc., 4.45%, 12/1/2020	300,000	317,250
Lexmark International, Inc., 6.63%, 3/15/2020	1,100,000	1,166,000
Micron Technology, Inc., 5.25%, 8/1/2023 (a)	350,000	368,060
Micron Technology, Inc., 7.50%, 9/15/2023	1,149,000	1,275,390
Qorvo, Inc., Senior Notes, 6.75%, 12/1/2023	2,000,000	2,172,500
Seagate HDD Cayman, 4.25%, 3/1/2022 (a)	800,000	813,864
Seagate HDD Cayman, 4.88%, 3/1/2024 (a)	1,000,000	1,012,338
Western Digital Corp., 7.38%, 4/1/2023 (a)	3,206,000	3,518,585
Western Digital Corp., 10.50%, 4/1/2024	750,000	882,000

		21,016,130

Materials — 6.09%
AngloGold Ashanti Holdings PLC, 5.38%, 4/15/2020	325,000	341,949
BHP Billiton Finance USA Ltd., 6.25%, 10/19/2075	600,000	658,800
FMG Resources Ltd., 9.75%, 3/1/2022 (a)	2,299,000	2,574,880
INVISTA Finance LLC, 4.25%, 10/15/2019	240,000	248,400
INVISTA Finance LLC, 4.25%, 10/15/2019 (a)	3,428,000	3,547,980
Kinross Gold Corp., 5.13%, 9/1/2021	175,000	186,813
Methanex Corp., 3.25%, 12/15/2019	200,000	202,120
SSR Mining, Inc., 2.88%, 2/1/2033	500,000	492,813
Standard Industries, Inc., 6.00%, 10/15/2025 (a)	700,000	760,375
Standard Industries, Inc., 5.13%, 2/15/2021 (a)	243,000	251,201
Vale Overseas Ltd., 4.38%, 1/11/2022	250,000	261,325
Westlake Chemical Corp., 4.63%, 2/15/2021	256,000	264,960
Westlake Chemical Corp., 4.88%, 5/15/2023	750,000	779,062

		10,570,678

Real Estate — 6.08%
CBL & Associates LP, 5.25%, 12/1/2023	500,000	503,063
Government Properties Income Trust, 4.00%, 7/15/2022	2,000,000	2,032,534
MPT Operating Partnership LP, 6.38%, 3/1/2024	5,080,000	5,518,150
Spirit Realty Capital, Inc., 2.88%, 5/15/2019	2,500,000	2,501,575

		10,555,322

Telecommunication Services — 0.12%
Crown Castle Towers LLC, 4.88%, 8/15/2020 (a)	200,000	211,323

Utilities — 1.21%
Cleveland Electric Illuminating Co./The, Series D, 7.88%, 11/1/2017	200,000	200,000
Dominion Energy, Inc., Series 6, Class A, 4.16%, 6/30/2066 (b)	100,000	99,500
Dominion Energy, Inc., Series 6, Class B, 3.63%, 9/30/2066 (b)	188,000	178,365
FPL Energy National Wind, LLC, 5.61%, 3/10/2024 (a)	345,341	349,226
NextEra Energy Capital Holdings, Inc., 3.40%, 10/1/2066 (b)	200,000	187,500
PPL Capital Funding, Inc., Series A, 4.00%, 3/30/2067 (b)	1,000,000	991,700
WEC Energy Group, Inc., 3.43%, 5/15/2067 (b)	100,000	96,770

		2,103,061

Total Corporate Bonds and Notes (Cost $162,429,004)		164,043,193

Securitized Debt Obligations — 2.47%

Asset Backed Securities — 2.46%

Apollo Aviation Securitization Equity Trust, Series 2016-1, Class A, 4.88%, 8/15/2022 (a)	420,850	431,462
Avis Budget Rental Car Funding, Series 2015-1A, Class A, 2.50%, 7/20/2021 (a)	500,000	500,694
Dell Equipment Finance Trust, Series 2016-1, Class D, 3.24%, 7/22/2022 (a)	300,000	303,113
Emerald Aviation Finance Ltd., 4.65%, 10/15/2038 (a)	562,711	577,357
Hertz Vehicle Financing II LP, Series 2015-3A, 4.44%, 9/25/2021 (a)	100,000	99,703
Longtrain Leasing III LLC, Series 2015-1A, 2.98%, 1/15/2045 (a)	358,531	358,869
Spirit Master Funding, LLC, Series 2014-4A, Class A1, 3.50%, 1/20/2045 (a)	1,000,000	1,001,994
Wendy’s Funding LLC, Series 2015-1A, Class A21, 3.37%, 6/15/2045 (a)	490,000	494,766
World Financial Network Credit Card Master Trust, Series 2016-C, Class M, 1.98%, 8/15/2023	500,000	495,441

		4,263,399

Mortgage Backed Securities — 0.01%
Sequoia Mortgage Trust, Series 2012-3, Class A2, 3.00%, 7/25/2042	23,456	23,424

Total Securitized Debt Obligations (Cost $4,275,064)		4,286,823

	Shares
Preferred Stocks — 0.81%

Financials — 0.77%
Argo Group U.S., Inc., 6.50%	22,907	580,922
Compass Diversified Holdings LLC, Series A, 7.25%	6,000	150,420
Main Street Capital Corp., 6.13%	4,137	106,197
Medley Capital Corp., 6.13%	5,802	145,630
Medley LLC, 6.88%	4,000	98,200
THL Credit, Inc., 6.75%	2,000	50,560
Triangle Capital Corp., 6.38%	4,000	101,840
TriplePoint Venture Growth BDC Corp., 5.75%	4,000	102,720

		1,336,489

Real Estate — 0.04%
Bluerock Residential Growth REIT, Inc., Series D, 7.13%	3,000	76,800

Total Preferred Stocks (Cost $1,401,566)		1,413,289

	Principal Amount
U.S. Treasury Notes & Bonds — 0.29%
United States Treasury Note, 1.00%, 3/15/2018	500,000	499,509

Total U.S. Treasury Notes & Bonds (Cost $499,868)		499,509

Municipal Bonds — 0.03%

New Jersey Transportation Trust Fund Authority, Transportation Systems, Revenue, Series B, 1.76%, 12/15/2018	50,000	49,847

Total Municipal Bonds (Cost $49,456)		49,847

Total Investments – 98.09% (Cost $168,654,960)		170,292,661

Other Assets in Excess of Liabilities – 1.91%		3,323,582

NET ASSETS – 100.00%		$173,616,243

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable or Floating Rate Security. Rate fluctuations may be based on index changes, prepayment or underlying positions and/or other variables. Rate disclosed is as of October 31, 2017.

MTN – Medium Term Note

EMTN – Euro Medium Term Note

Yorktown Master Allocation Fund

Schedule of Investments

October 31, 2017 (Unaudited)

	Shares	Fair Value
Investment Companies — 99.45%

Growth Funds — 33.87%
Yorktown Growth Fund, Class A * (a)	503,006	$9,627,534
Income Funds — 32.04%
Yorktown Capital Income Fund, Institutional Class (a)	189,883	9,106,774
Mid Cap Funds — 15.38%
Yorktown Mid Cap Fund, Institutional Class (a)	417,401	4,370,188
Small Cap Funds — 18.16%
Yorktown Small Cap Fund, Institutional Class (a)	397,977	5,161,768

Total Investments – 99.45% (Cost $16,782,333)		28,266,264

Other Assets in Excess of Liabilities – 0.55%		155,352

NET ASSETS – 100.00%		$28,421,616

*	Non-income producing security.
(a)	Affiliated issuer.

Yorktown Small Cap Fund

Schedule of Investments

October 31, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 93.61%

Consumer Discretionary — 15.87%
Children’s Place, Inc./The	4,100	$446,080
Conn’s, Inc. *	8,550	262,913
Cracker Barrel Old Country Store, Inc.	3,900	608,907
Domino’s Pizza, Inc.	1,725	315,675
Hooker Furniture Corp.	4,250	201,450
Ollie’s Bargain Outlet Holdings, Inc. *	6,500	290,225
Papa John’s International, Inc.	4,050	275,603
Sotheby’s*	5,050	261,691
Sturm, Ruger & Co., Inc.	4,050	200,678
Tile Shop Holdings, Inc.	11,450	97,898
Winmark Corp.	2,250	294,187

		3,255,307

Consumer Staples — 1.18%
Weis Markets, Inc.	6,250	242,688

Financials — 9.58%
Charter Financial Corp.	18,600	356,562
First American Financial Corp.	16,850	916,977
Independent Bank Group, Inc.	5,350	336,515
Main Street Capital Corp.	8,800	353,496
Pinnacle Financial Partners, Inc.	1	56

		1,963,606

Health Care — 11.89%
ABIOMED, Inc. *	5,150	993,538
Cantel Medical Corp.	5,000	490,400
Inogen, Inc. *	4,050	400,666
Lemaitre Vascular, Inc.	6,825	218,468
MiMedx Group, Inc. *	26,500	336,020

		2,439,092

Industrials — 8.82%
Douglas Dynamics, Inc.	8,700	364,965
Gencor Industries, Inc. *	16,750	303,175
Granite Construction, Inc.	8,775	558,880
NV5 Global, Inc. *	10,000	581,000

		1,808,020

Information Technology — 35.27%
CEVA, Inc. *	8,500	410,550
Cirrus Logic, Inc. *	7,825	438,200
Fabrinet*	14,050	522,379
GrubHub, Inc. *	13,500	823,770
Hackett Group, Inc.	35,650	550,436
InterDigital, Inc.	3,400	249,390
MAXIMUS, Inc.	10,950	727,408
Mesa Laboratories, Inc.	3,100	494,295
Paycom Software, Inc. *	9,400	772,680
Take-Two Interactive Software, Inc. *	10,600	1,172,890
Tech Data Corp. *	7,100	658,667
TTM Technologies, Inc. *	26,150	412,647

		7,233,312

Materials — 3.35%
Hecla Mining Co.	69,250	326,860
Schweitzer-Mauduit International, Inc.	8,500	358,955

		685,815

Real Estate — 3.18%
American Homes 4 Rent	15,600	331,968
Getty Realty Corp.	11,300	321,033

		653,001

Utilities — 4.47%
Chesapeake Utilities Corp.	6,250	503,437
New Jersey Resources Corp.	9,300	413,385

		916,822

Total Investments – 93.61% (Cost $18,088,059)		19,197,663

Other Assets in Excess of Liabilities – 6.39%		1,310,623

NET ASSETS – 100.00%		$20,508,286

*	Non-income producing security.

Yorktown Mid Cap Fund

Schedule of Investments

October 31, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 93.65%

Consumer Discretionary — 15.26%
Advance Auto Parts, Inc.	2,700	$220,698
Coach, Inc.	20,000	819,000
Party City Holdco, Inc. *	44,800	499,520
Ralph Lauren Corp.	7,300	652,839
Signet Jewelers Ltd.	14,300	937,651

		3,129,708

Energy — 11.40%
Antero Resources Corp. *	30,200	585,880
EQT Corp.	11,500	719,210
Plains GP Holdings LP, Class A	15,500	316,200
Weatherford International PLC *	206,500	716,555

		2,337,845

Financials — 19.79%
Ally Financial, Inc.	41,600	1,087,008
Ameriprise Financial, Inc.	4,600	720,084
E*TRADE Financial Corp.	11,000	479,490
Lincoln National Corp.	12,000	909,360
SVB Financial Group *	1,000	219,280
Voya Financial, Inc.	16,000	642,560

		4,057,782

Health Care — 12.62%
AmerisourceBergen Corp.	10,400	800,280
Perrigo Co. PLC	11,400	923,286
Zimmer Biomet Holdings, Inc.	7,100	863,502

		2,587,068

Industrials — 15.96%
AECOM *	26,000	911,560
Johnson Controls International PLC	5,000	206,950
Kansas City Southern	4,500	468,990
MSC Industrial Direct Co., Inc., Class A	11,400	945,060
NN, Inc.	25,000	738,750

		3,271,310

Information Technology — 12.18%
CommScope Holding Co., Inc. *	18,000	578,520
CSRA, Inc.	12,500	399,875
Hewlett Packard Enterprise Co.	48,000	668,160
Keysight Technologies, Inc. *	9,900	442,233
Motorola Solutions, Inc.	4,500	407,430

		2,496,218

Materials — 6.44%
Freeport-McMoRan, Inc. *	33,500	468,330
Reliance Steel & Aluminum Co.	11,100	852,924

		1,321,254

Total Investments – 93.65% (Cost $19,022,577)		19,201,185

Other Assets in Excess of Liabilities – 6.35%		1,302,270

NET ASSETS – 100.00%		$20,503,455

*	Non-income producing security.

Investment Valuation

The Yorktown Growth Fund, Yorktown Capital Income Fund, Yorktown Multi-Asset Income Fund, Yorktown Short Term Bond Fund, Yorktown Master Allocation Fund, Yorktown Small Cap Fund and Yorktown Mid Cap Fund (collectively, the “Funds”) utilize various methods to measure the fair value of most of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1—Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

•	Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3—Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2017, in valuing the Funds’ assets carried at fair value.

Yorktown Growth Fund

Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stocks	$64,144,647	$—	$—		$64,144,647
Rights	—	—	135	(a)	135

Total	$64,144,647	$—	$135		$64,144,782

Yorktown Capital Income Fund

Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stocks	$33,869,833	$—	$—		$33,869,833
Investment Companies	2,960,610	—	—		2,960,610

Total	$36,830,443	$—	$—		$36,830,443

Yorktown Multi-Asset Income Fund

Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stocks	$160,329,591	$—	$—		$160,329,591
Corporate Bonds & Notes	—	446,726,486	—		446,726,486
Investment Companies	123,146,431	—	—		123,146,431
Preferred Stocks	58,889,996	—	—		58,889,996
Securitized Debt Obligations	—	4,741,519	—		4,741,519

Total	$342,366,018	$451,468,005	$—		$793,834,023

Yorktown Short Term Bond Fund

Investments in Securities	Level 1	Level 2	Level 3		Total
Corporate Bonds & Notes	$—	$164,043,193	$—		$164,043,193
Preferred Stocks	1,413,289	—	—		1,413,289
Municipal Bonds	—	49,847	—		49,847
U.S. Treasury Notes & Bonds	—	499,509	—		499,509
Securitized Debt Obligations	—	4,286,823	—		4,286,823

Total	$1,413,289	$168,879,372	$—		$170,292,661

Yorktown Master Allocation Fund

Investments in Securities	Level 1	Level 2	Level 3		Total
Investment Companies	$28,266,264	$—	$—		$28,266,264

Total	$28,266,264	$—	$—		$28,266,264

Yorktown Small Cap Fund

Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stocks	$19,197,663	$—	$—		$19,197,663

Total	$19,197,663	$—	$—		$19,197,663

Yorktown Mid Cap Fund

Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stocks	$19,201,185	$—	$—		$19,201,185

Total	$19,201,185	$—	$—		$19,201,185

(a)	Security has been deemed illiquid.

At October 31, 2017, the gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes, were as follows:

	Yorktown Growth Fund	Yorktown Capital Income Fund	Yorktown Multi- Asset Income Fund	Yorktown Short Term Bond Fund	Yorktown Master Allocation Fund	Yorktown Small Cap Fund	Yorktown Mid Cap Fund
Cost of investments	$38,688,792	$29,074,842	$770,494,503	$168,654,960	$16,995,006	$18,092,585	$19,038,572

Gross unrealized appreciation	$25,462,099	$7,783,786	$30,986,346	$1,987,699	$11,271,258	$1,357,068	$1,454,125
Gross unrealized depreciation	(6,109)	(28,185)	(7,646,826)	(349,998)	—	(251,990)	(1,291,512)

Net unrealized appreciation/(depreciation) on investments	$25,455,990	$7,755,601	$23,339,520	$1,637,701	$11,271,258	$1,105,078	$162,613

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Pension Investors Trust

By:	/s/ David D. Basten
David D. Basten
President

Date: December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David D. Basten
David D. Basten
President

Date: December 21, 2017

By:	/s/ Charles D. Foster
Charles D. Foster
Chief Financial Officer

Date: December 21, 2017